Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended
	Apr. 30, 2009 USD ($)	Apr. 30, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Standby Letters of Credit [Member] USD ($)	Dec. 31, 2011 Guarantees [Member] USD ($)
Contingencies [Abstract]
Fine levied and paid related to competition investigation	$ 55.9	€ 42.0
Loss Contingencies [Line Items]
Guarantee contracts and stand-by letters of credit			$ 174.0	$ 38.6	$ 135.4